Shareholders' Equity - Trust (Tables)	12 Months Ended
Dec. 31, 2018
Shareholders' Equity [Abstract]
Schedule of Taxability of Common Shares
The following unaudited table summarizes the taxability of common share distributions (taxability for 2018 is estimated):

	2018	2017	2016

Ordinary dividend	$1.3676	$1.5369	$1.0319
Qualified dividend	—	0.0150	0.0013
Capital gain - 20%	0.0928	0.0482	—
IRC Sec 1250 unrecaptured gain - 25%	0.1396	0.0749	0.6176
Return of capital	—	—	0.2492
Total	$1.6000	$1.6750	$1.9000